INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		$ 1,080,386	$ 1,018,892
Classes of intangible assets, gross		1,495,000	1,384,945
Airport slots [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		625,368	587,214
Classes of intangible assets, gross		625,368	587,214
Loyalty program [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		203,791	190,542
Classes of intangible assets, gross		203,791	190,542
Computer software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		143,550	136,135
Classes of intangible assets, gross		518,971	463,478
Developing software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		107,652	104,874
Classes of intangible assets, gross		107,651	105,673
Trademarks [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net	[1]
Classes of intangible assets, gross	[1]	37,904	36,723
Other assets [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		25	127
Classes of intangible assets, gross		$ 1,315	$ 1,315

[1]	In 2016, the Company decided to adopt a unique name and identity and announced that the group’s brand will be LATAM, which united all the companies under a single image.